Risk Management - Schedule of Capital Ratios (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Capital Ratios [Line Items]
Total capital	R$ 4,067,456	R$ 2,401,814
Risk-weighted assets	R$ 24,061,124	R$ 20,460,446
Common equity Tier I ratio	14.73%	9.25%
Tier I ratio	14.73%	9.25%
Car (total capital ratio)	16.90%	11.74%
Common Equity Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	R$ 3,544,350	R$ 1,893,357
Tier I [Member]
Schedule of Capital Ratios [Line Items]
Total capital	3,544,350	1,893,357
Tier II [Member]
Schedule of Capital Ratios [Line Items]
Total capital	523,106	508,457
Credit Risk (RWA CPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	19,703,563	16,534,435
Market Risk (RWA MPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	9,655	75,125
Operational Risk (RWA OPAD) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	2,424,346	1,972,208
Payment Service Risk (RWA SP) [Member]
Schedule of Capital Ratios [Line Items]
Risk-weighted assets	R$ 1,923,560	R$ 1,878,678